UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012


Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

13F File Number: 028-15051

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland,  February 10th, 2012

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 252,918 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.



FORM 13F INFORMATION TABLE FOR QUARTER DECEMBER 31, 2012


NAME OF ISSUER		TITLE OF CLASS		CUSIP		VALUE(x$1000)	SHRS/PRN AMT		SH/PRN	Put/Call	INVEST DESCR 	OTHER MGRS	VOTING AUTH
																					SOLE		SHARED		NONE
American Capital Ltd		Common Stock	02503Y103	393 	 	32,700 			SHN			DEFINED			1		32,700
American Tower Corp		REIT		03027X100	10,787 	 	139,600 		SHN			DEFINED			1		139,600
American Water Works Co Inc	Common Stock	030420103	17,362 	 	467,600 		SHN			DEFINED			1		467,600
AMERIGROUP Corp			Common Stock	03073T102	413 	 	4,500 			SHN			DEFINED			1		4,500
Apollo Global Management LLC	Ltd Part	037612306	3,259 	 	187,742			SHN			DEFINED			1		187,742
Apollo Investment Corp		Common Stock	03761U106	151 	 	18,050 			SHN			DEFINED			1		18,050
Ares Capital Corp		Common Stock	04010L103	380 	 	21,700 			SHN			DEFINED			1		21,700
Atmos Energy Corp		Common Stock	049560105	10,153 	 	289,100 		SHN			DEFINED			1		289,100
AVG Technologies NV		Common Stock	N07831105	10,081 	 	636,844 		SHN			DEFINED			1		636,844
Avid Technology Inc		Common Stock	05367P100	248 	 	32,744 			SHN			DEFINED			1		32,744
BlackRock Kelso Capital Corp	Common Stock	092533108	104 		10,300 			SHN			DEFINED			1		10,300
Boardwalk Pipeline Partners LP	MLP		096627104	984 	 	39,500 			SHN			DEFINED			1		39,500
Carlyle Group LP/The		Ltd Part	14309L102	4,342    	166,800			SHN			DEFINED			1		166,800
CenterPoint Energy Inc		Common Stock	15189T107	12,124 	 	629,800			SHN			DEFINED			1		629,800
Coventry Health Care Inc	Common Stock	222862104	417 	 	9,300 			SHN			DEFINED			1		9,300
Crown Castle International Cor	Common Stock	228227104	12,895   	178,700 		SHN			DEFINED			1		178,700
Crown Holdings Inc		Common Stock	228368106	467 	 	12,700 			SHN			DEFINED			1		12,700
Deere & Co			Common Stock	244199105	2,859    	33,085 			SHN			DEFINED			1		33,085
El Paso Pipeline Partners LP	MLP		283702108	2,015    	54,500 			SHN			DEFINED			1		54,500
EMC Corp/MA			Common Stock	268648102	253 	 	10,000 			SHN			DEFINED			1		10,000
Enbridge Inc			Common Stock	29250N105	16,457 	 	379,900 		SHN			DEFINED			1		379,900
Energy Transfer Equity LP	MLP		29273V100	2,019    	44,400 			SHN			DEFINED			1		44,400
Enterprise Products Partners L	MLP		293792107	5,719    	114,200 		SHN			DEFINED			1		114,200
Essex Rental Corp		Common Stock	297187106	92 	 	26,819 			SHN			DEFINED			1		26,819
EverBank Financial Corp		Common Stock	29977G102	1,118    	74,990 			SHN			DEFINED			1	 	74,990
ExactTarget Inc			Common Stock	30064K105	295 	 	14,741 			SHN			DEFINED			1	 	14,741
EXCO Resources Inc		Common Stock	269279402	11,224 	 	1,657,894 		SHN			DEFINED			1	 	1,657,894
Fidelity National Information	Common Stock	31620M106	2,679    	76,949 			SHN			DEFINED			1	 	76,949
Fifth Street Finance Corp	Common Stock	31678A103	190 	 	18,200 			SHN			DEFINED			1	 	18,200
Genworth Financial Inc		Common Stock	37247D106	85 	 	11,300 			SHN			DEFINED			1	 	11,300
Hudson City Bancorp Inc		Common Stock	443683107	406 	 	49,900 			SHN			DEFINED			1	 	49,900
ITC Holdings Corp		Common 	Stock	465685105	12,375 	 	160,900 		SHN			DEFINED			1	 	160,900
Kinder Morgan Energy Partners	MLP		494550106	1,436    	18,000 			SHN			DEFINED			1	 	18,000
KKR & Co LP			Ltd Part	48248M102	13,229 	 	868,636 		SHN			DEFINED			1	 	868,636
Magellan Midstream Partners LP	MLP		559080106	1,974    	45,700 			SHN			DEFINED			1	 	45,700
Market Vectors Brazil Small-Ca	ETP		57060U613	1,078    	25,300 			SHN			DEFINED			1	 	25,300
Microsoft Corp			Common Stock	594918104	490 	 	18,360 			SHN			DEFINED			1	 	18,360
NIKE Inc			Common Stock	654106103	9,175    	177,816 		SHN			DEFINED			1	 	177,816
Norfolk Southern Corp		Common Stock	655844108	15,485   	250,400 		SHN			DEFINED			1	 	250,400
Oaktree Capital Group LLC	MLP		674001201	2,729    	60,000 			SHN			DEFINED			1	 	60,000
PennantPark Investment Corp	Common Stock	708062104	270 	 	24,564 			SHN			DEFINED			1	 	24,564
Plains All American Pipeline L	MLP		726503105	3,841    	84,900 			SHN			DEFINED			1	 	84,900
Powershares QQQ Trust Series 1	ETP		73935A104	916 	 	14,070 			SHN			DEFINED			1	 	14,070
Ralcorp Holdings Inc		Common Stock	751028101	412 	 	4,600 	        	SHN			DEFINED			1	 	4,600
Republic Services Inc		Common Stock	760759100	10,588   	361,000 		SHN			DEFINED			1	 	361,000
Sempra Energy			Common Stock	816851109	15,344 	 	216,300 		SHN			DEFINED			1	 	216,300
Shaw Group Inc/The		Common Stock	820280105	419 	 	9,000 			SHN			DEFINED			1	 	9,000
Sirius XM Radio Inc		Common Stock	82967N108	72 	 	25,000			SHN			DEFINED			1	 	25,000
SPDR Gold Shares		ETP		78463V107	778 	 	4,800 			SHN			DEFINED			1	 	4,800
SPDR S&P 500 ETF Trust		ETP		78462F103	3,161    	22,195 			SHN			DEFINED			1	 	22,195
Starbucks Corp			Common Stock	855244109	536 	 	10,000 			SHN			DEFINED			1	 	10,000
Telenav Inc			Common Stock	879455103	316 	 	39,599 			SHN			DEFINED			1	 	39,599
TransCanada Corp		Common Stock	89353D107	16,432 	 	347,250 		SHN			DEFINED			1	 	347,250
Union Pacific Corp		Common Stock	907818108	10,045 	 	79,900 			SHN			DEFINED			1        	79,900
Williams Partners LP		MLP		96950F104	1,844    	37,900 			SHN			DEFINED			1		37,900
